Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Select Technology ETF
THIRD QUARTER REPORT
July 31, 2025 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Select Technology ETF
July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Select Technology ETF | 2025
Notes to Portfolio of Investments
Common Stocks 98.9%
Issuer Shares Value ($)
Communication Services  9.1%
Entertainment 1.8%
Netflix, Inc.
(a)
411 476,513
Interactive Media & Services 7.3%
Alphabet, Inc. Class A 4,827 926,301
Meta Platforms, Inc. Class A 1,249 966,027
Total 1,892,328
Total Communication Services 2,368,841
Consumer Discretionary  4.7%
Broadline Retail 4.0%
Amazon.com, Inc.
(a)
4,484 1,049,749
Hotels, Restaurants & Leisure 0.7%
Booking Holdings, Inc. 32 176,130
Total Consumer Discretionary 1,225,879
Financials  4.9%
Capital Markets 0.7%
Robinhood Markets, Inc. Class A
(a)
1,722 177,452
Financial Services 4.2%
Mastercard, Inc. Class A 898 508,690
Visa, Inc. Class A 1,758 607,336
Total 1,116,026
Total Financials 1,293,478
Industrials  1.0%
Ground Transportation 1.0%
Uber Technologies, Inc.
(a)
3,003 263,513
Total Industrials 263,513
Information Technology  79.2%
Communications Equipment 1.7%
Arista Networks, Inc.
(a)
1,928 237,568
Cisco Systems, Inc. 3,254 221,533
Total 459,101
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. Class A 1,677 178,617
IT Services 1.6%
Accenture PLC Class A 713 190,443
Shopify, Inc. Class A
(a)
1,920 234,643
Total 425,086
Semiconductors & Semiconductor Equipment 42.9%
Analog Devices, Inc. 1,106 248,441
Common Stocks (continued)
Issuer Shares Value ($)
Applied Materials, Inc. 2,145 386,229
ASML Holding NV 627 435,583
Broadcom, Inc. 8,835 2,594,839
Lam Research Corp. 9,236 875,942
Marvell Technology, Inc. 2,810 225,840
Micron Technology, Inc. 1,748 190,777
NVIDIA Corp. 29,024 5,162,499
NXP Semiconductors NV 994 212,487
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 3,621 874,906
Total 11,207,543
Software 24.0%
Cadence Design Systems, Inc.
(a)
639 232,960
Crowdstrike Holdings, Inc. Class A
(a)
924 420,023
Intuit, Inc. 515 404,342
Microsoft Corp. 5,658 3,018,543
Oracle Corp. 2,000 507,540
Palo Alto Networks, Inc.
(a)
1,166 202,418
Salesforce, Inc. 1,000 258,330
SAP SE ADR 713 204,417
ServiceNow, Inc.
(a)
335 315,945
Synopsys, Inc.
(a)
1,117 707,586
Total 6,272,104
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc. 10,392 2,157,067
Total Information Technology 20,699,518
Total Common Stocks
(Cost $19,010,386) 25,851,229
Money Market Funds 1.1%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
4.139%
(b)
278,136 278,136
Total Money Market Funds
(Cost $278,136) 278,136
Total Investments in Securities
(Cost $19,288,522) 26,129,365
Other Assets & Liabilities, Net (12,148)
Net Assets 26,117,217
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2025.
Abbreviation Legend
ADR American Depositary Receipts
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

3QT321_10_R01_(09/25)
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